AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 21, 1997.



                        1933 ACT REGISTRTION NO. 2-99810
                       1940 ACT REGISTRATION NO. 811-4391

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                         REGISTATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 31

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 29


                              THE PBHG FUNDS, INC.
                (EXACT NAME OF REGISTRNT AS SPECIFIED IN CHARTER)


                                 32 SOUTH STREET
                            BALTIMORE, MARYLAND 21202
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)


        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 443-0051

                                HAROLD J. BAXTER
                        PILGRIM BAXTER & ASSOCIATES, LTD.
                               1255 DRUMMERS LANE
                                    SUITE 300
                         WAYNE, PENNSYLVANIA 19087-1590
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   Copies to:


       JOHN M. ZERR, ESQ.                       WILLIAM H. RHEINER, ESQ.
         GENERAL COUNSEL                  BALLARD SPAHR ANDREWS & INGERSOLL
PILGRIM BAXTER & ASSOCIATES, LTD.           1735 MARKET STREET, 51ST FLOOR
       1255 DRUMMERS LANE                 PHILADELPHIA, PENNSYLVANIA 19103-7599
            SUITE 300
 WAYNE, PENNSYLVANIA 19087-1590



It is proposed that this filing will become effective:
  X
-----                          immediately upon filing pursuant to paragraph (b)
-----                          on [date] pursuant to paragraph (b)
-----                          60 days after filing pursuant to paragraph (a)
-----                          on [date] pursuant to paragraph (a) of Rule 485
-----                          75 days after filing pursuant to paragraph (a)


Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on May 9, 1997.

                              THE PBHG FUNDS, INC.
                              CROSS REFERENCE SHEET
                         POST-EFFECTIVE AMENDMENT NO. 31

PART A.      Item No. and Captions                                Caption in each Prospectus


1.           Cover Page                                           Cover Page
2.           Synopsis                                             Summary
3.           Condensed Financial Information                      Financial Highlights
4.           General Description of Registrant                    The Fund and the Portfolios; Investment
                                                                  Objectives and Policies; General Investment
                                                                  Policies and Strategies; Risk Factors; Investment
                                                                  Limitations; General Information - The Fund
5.           Management of the Fund                               General Information -  Directors of the Fund;
                                                                  General Information - The Adviser and
                                                                  Sub-Advisers; General Information - The
                                                                  Administrator and Sub-Administrator; General
                                                                  Information - The Transfer Agent and Sub-Transfer
                                                                  Agents; General Information - The Distributor
6.           Capital Stock and Other Securities                   General Information - Voting Rights;
                                                                  General Information - Dividends and
                                                                  Distributions; Taxes
7.           Purchase of Securities Being Offered                 How to Purchase Fund Shares; How to Redeem Fund
                                                                  Shares; Determination of Net Asset Value
8.           Redemption or Repurchase                             How to Purchase Fund Shares; How to Redeem Fund
                                                                  Shares; Determination of Net Asset Value
9.           Pending Legal Proceedings                            Not Applicable

PART B.      Item No. and Captions                                Caption in Statement of Additional Information
10.          Cover Page                                           Cover Page
11.          Table of Contents                                    Table of Contents
12.          General Information and History                      The Fund
13.          Investment Objectives and Policies                   Description of Permitted Investments; Investment
                                                                  Limitations; Description of Shares
14.          Management of the Registrant                         Directors and Officers of the Fund; The
                                                                  Administrator
15.          Control Persons and Principal Holders of Securities  Directors and Officers of the Fund
16.          Investment Advisory and Other Services               The Adviser and Sub-Advisers; The Administrator
                                                                  and Sub-Administrator;
                                                                  The Distributor
17.          Brokerage Allocation                                 Portfolio Transactions
18.          Capital Stock and Other Securities                   Description of Shares
19.          Purchase, Redemption, and Pricing of Securities      Purchase and Redemption of Shares: Determination
             Being Offered                                        of Net Asset Value
20.          Tax Status                                           Taxes
21.          Underwriters                                         The Distributor
22.          Calculation of Yield Quotations                      Computation of Yield; Calculation of Total Return
23.          Financial Statements                                 Financial Statements; Incorporation of Documents by
                                                                  Reference in the Statement of Additional Information;
                                                                  Incorporation of Documents by Reference in Part C


Part C. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration
             Statement.


This Amendment does not delete, amend, or supersede any information contained in the Registration Statement or in any previously filed post-effective amendment to the Registration Statement including, in particular, any prospectus or statement of additional information contained therein, except to the extent specifically amended herein.

                               THE PBHG FUND, INC.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Cross Reference Sheet
Part A - Supplement to the Prospectus for the PBHG Class shares
Part A - Prospectus for the Advisor Class shares
Part B - Statement of Additional Information
Part C - Other Information
Signature Page
Exhibits

                              THE PBHG FUNDS, INC.


                              ADVISOR CLASS SHARES



                                 JULY 21, 1997



The PBHG Funds, Inc. (the "Fund") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers Advisor Class shares of the PBHG Growth Fund (the "Portfolio" or the "Growth Fund"), one of the fourteen portfolios of the Fund.



This Prospectus sets forth concisely the information about the Fund and the Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated May 20, 1997, as revised July 21, 1997 has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling 1-800-433-0051. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund and other registrants that file electronically with the Securities and Exchange Commission. The Statement of Additional Information is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

SUMMARY
---------------------------------------------------------------------------


    The PBHG Funds, Inc. (the "Fund") is an open-end management investment company which provides a convenient way to invest in professionally managed diversified portfolios of securities. This summary provides basic information about the Advisor Class shares of the PBHG Growth Fund (the "Portfolio"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.


    WHAT ARE THE INVESTMENT OBJECTIVES, PROGRAM AND POLICIES OF THE
PORTFOLIO? The Portfolio seeks capital appreciation. There can be no assurance that the Portfolio will achieve its investment objective. The Portfolio will invest primarily in a variety of equity securities in accordance with its particular investment program and policies. The Portfolio invests primarily in common stocks of small and medium capitalization companies believed by Pilgrim Baxter & Associates, Ltd. (the "Adviser") to have an outlook for strong earnings growth and the potential for significant capital appreciation.

    WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIO? The Portfolio invests in securities that fluctuate in value, and investors should expect the Portfolio's net asset value per share to fluctuate. The Portfolio may invest in stocks and convertible securities that may be traded in the over-the-counter market. Some of these securities may not be as liquid as exchange-listed stocks. In addition, the Portfolio invests extensively in securities of small capitalization companies and therefore may experience greater price volatility than investment companies that invest in more established, larger capitalized companies. The Portfolio may invest in equity securities of non-U.S. issuers, which are subject to certain risks not typically associated with domestic securities. Such risks include changes in currency rates and in exchange control regulations, costs associated with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity, less government supervision of securities markets, changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits. See "Investment Objectives and Policies" and "Glossary of Permitted Investments."

TABLE OF CONTENTS
---------------------------------------------------------------------------

Summary.....................................................    2
Expense Summary.............................................    4
Financial Highlights........................................    5
The Fund and the Portfolio..................................    8
Investment Objectives and Policies..........................    8
General Investment Policies and Strategies..................    9
Risk Factors................................................    9
Investment Limitations......................................   10
How to Purchase Fund Shares.................................   11
Shareholder Services........................................   13
How to Redeem Fund Shares...................................   15
Determination of Net Asset Value............................   17
Performance Advertising.....................................   17
Taxes.......................................................   18
General Information.........................................   19
Glossary of Permitted Investments...........................   23

    WHO IS THE ADVISER? Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to the Portfolio. See "Expense Summary" and "The Adviser."

    WHO ARE THE ADMINISTRATOR AND SUB-ADMINISTRATOR? PBHG Fund Services, a wholly-owned subsidiary of the Adviser, serves as the administrator of the Fund, and SEI Fund Resources, an affiliate of the Fund's distributor, serves as sub-administrator of the Fund. See "The Administrator and Sub-Administrator."

    WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent of the Fund. See "The Transfer Agent."


    IS THERE A SALES LOAD? No, shares of the Portfolio are offered on a no-load basis. The Portfolio, however, pays Rule 12b-1 shareholder servicing fees to certain financial intermediaries that provide shareholder and other services to Advisor Class shareholders.


    IS THERE A MINIMUM INVESTMENT? The Portfolio has a minimum initial investment of $2,500 for regular accounts and $2,000 for individual retirement accounts ("IRAs").

    HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on any day on which the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment by check or readily available funds prior to 4:00 p.m., Eastern time. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. The Fund also offers a Systematic Investment Plan and a Systematic Withdrawal Plan. See "Shareholder Services."

------------------------------------------------------------------------------
EXPENSE SUMMARY
------------------------------------------------------------------------------


The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Advisor Class shares.


SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                                                              GROWTH
                                                               FUND
--------------------------------------------------------------------
Sales Load Imposed on Purchases                                None
Sales Load Imposed on Reinvested Dividends                     None
Deferred Sales Load                                            None
Redemption Fees(1)                                             None
Exchange Fees                                                  None

------------------------------------------------------------------------------
------------------------------------------------------------------------------
(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets after applicable fee waivers)
------------------------------------------------------------------------------

                                                              GROWTH
                                                               FUND
--------------------------------------------------------------------
Advisory Fees(2)                                              0.85%
12b-1 Fees                                                    0.25%
Other Expenses                                                0.43%
--------------------------------------------------------------------
Total Operating Expenses (net of reimbursement after fee
  waiver or expense reimbursement, if any)                    1.53%

------------------------------------------------------------------------------
------------------------------------------------------------------------------

(2) The Adviser has agreed to waive a portion of its fee and reimburse expenses (except for Rule 12b-1 expenses) in an amount that operates to limit total operating expenses (exclusive of distribution fees paid pursuant to Rule 12b-1) for the current year to not more than 1.50% of the average daily net assets of the Advisor Class of the Portfolio. Each such waiver of Advisory Fees or assumption of Other Expenses by the Adviser is subject to a possible reimbursement by the Advisor Class in future years if such reimbursement can be achieved within the foregoing annual expense limit. No fee waivers or reimbursements with respect to this Portfolio were necessary during the Portfolio's prior fiscal year.

------------------------------------------------------------------------------

EXAMPLE
------------------------------------------------------------------------------

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------
An investor in the Portfolio would pay
  the following expenses on a $1,000
  investment assuming (1) 5% annual
  return, and (2) redemption at the end
  of each time period.                      $16       $48       $83       $182

------------------------------------------------------------------------------
------------------------------------------------------------------------------


The example is based upon total operating expenses of the Portfolio, as set forth in the "Annual Operating Expenses" table above. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Advisor Class shares of the Portfolio. See "The Adviser" and "The Administrator."


Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted under the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

The following information for the fiscal period ended March 31, 1997 has been audited by Coopers & Lybrand L.L.P., the Fund's current independent accountants. The information for the fiscal periods ended March 31, 1994, 1995 and 1996 was audited by Arthur Andersen LLP, the Fund's former independent public accountants. Arthur Andersen LLP served as the Fund's independent public accountants from August, 1993 to November, 1996. The information with respect to the Growth Fund for the periods from April 1, 1989 to March 31, 1993, was audited by the Fund's independent public accountants that preceded Arthur Andersen LLP for those periods. The information for the periods prior to April 1, 1989, is unaudited. The Fund's audited financial statements are incorporated by reference into the Fund's Statement of Additional Information under "Financial Information." The following tables should be read in conjunction with the Fund's financial statements and notes thereto. Additional information about each Portfolio's performance is contained in the Fund's Annual Report, which may be obtained (without charge) by calling 1-800-433-0051.


The performance data in the table below which relates to the PBHG Class shares does not reflect the actual performance of the Advisor Class. Because the Advisor Class shares are subject to a service fee under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") expenses for the Advisor Class shares are higher than the PBHG Class shares. As a result, performance for the Advisor Class shares will be lower than that of the corresponding PBHG Class shares.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:




                                  REALIZED AND                                     NET
         NET ASSET      NET        UNREALIZED     DISTRIBUTIONS   DISTRIBUTIONS   ASSET
           VALUE     INVESTMENT     GAINS OR        FROM NET          FROM        VALUE
         BEGINNING     INCOME        LOSSES        INVESTMENT        CAPITAL      END OF    TOTAL
         OF PERIOD     (LOSS)     ON SECURITIES      INCOME           GAINS       PERIOD   RETURN
-----------------------------------------------------------------------------------------------------
PBHG GROWTH FUND
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
1997(1)   $25.42      $ (0.06)       $ (4.33)             --              --      $21.03    (17.27)%+
-----------------------------------------------------------------------------------------------------
PBHG CLASS
-----------------------------------------------------------------------------------------------------
1997      $25.30      $ (0.10)       $ (4.14)             --              --     $21.06     (16.76)%
1996       16.70        (0.06)          8.66              --              --      25.30      51.50 %
1995       14.67        (0.05)          2.09              --         $ (0.01)     16.70      13.92 %
1994       10.83        (0.03)          4.06              --           (0.19)     14.67      37.28 %
1993       10.37        (0.16)          3.07              --           (2.45)     10.83      34.47 %
1992       11.51        (0.06)          1.35              --           (2.43)     10.37      13.78 %
1991       10.86        (0.01)          1.45              --           (0.79)     11.51      16.94 %
1990       10.84        (0.05)          2.92         $ (0.04)          (2.81)     10.86      27.11 %
1989       10.44         0.02           0.41              --           (0.03)     10.84       3.98 %
1988       16.78         0.01          (2.11)             --           (4.24)     10.44     (13.10)%
-----------------------------------------------------------------------------------------------------



*    Annualized.
+    Total returns have not been annualized.
(1)  The PBHG Growth Fund Advisor Class commenced operations on
     August 19, 1996.


    The accompanying notes are an integral part of the financial statements.

                                                         RATIO OF NET
                               RATIO OF                   INVESTMENT
                                 NET        RATIO OF        INCOME
                  RATIO OF    INVESTMENT   EXPENSES TO    (LOSS) TO
    NET ASSETS    EXPENSES      INCOME       AVERAGE       AVERAGE
      END OF         TO       (LOSS) TO    NET ASSETS     NET ASSETS    PORTFOLIO     AVERAGE
      PERIOD      AVERAGE      AVERAGE     (EXCLUDING     (EXCLUDING    TURNOVER    COMMISSION
      (000)      NET ASSETS   NET ASSETS    WAIVERS)       WAIVERS)       RATE     RATE PAID(2)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
       12,991       1.53%*      (1.11)%*      1.53%*        (1.11)%*      64.89%      $0.0493
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
    4,634,138       1.25%       (0.69)%       1.25%         (0.69)%       64.89%      $0.0493
    3,298,925       1.48%       (0.79)%       1.48%         (0.79)%       44.64%         N/A
    1,014,832       1.50%       (0.69)%       1.50%         (0.69)%      118.75%         N/A
      319,059       1.55%       (0.78)%       1.59%         (0.82)%       94.28%         N/A
        6,069       2.39%       (1.69)%       3.04%         (2.34)%      209.24%         N/A
        7,339       1.52%       (0.55)%       2.00%         (1.03)%      114.54%         N/A
       10,356       1.50%       (0.09)%       1.75%         (0.34)%      228.02%         N/A
       18,849       1.32%       (0.35)%       1.32%         (0.35)%      219.41%         N/A
       23,494       1.19%        0.20%        1.19%          0.20%       175.01%         N/A
       28,407       1.21%        0.02%        1.21%          0.02%       208.41%         N/A
----------------------------------------------------------------------------------------------


(2) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

-------------------------------------
THE FUND AND THE PORTFOLIO
-------------------------------------


The Fund is an open-end investment company that currently offers shares in fourteen separate series. This Prospectus relates solely to the Advisor Class shares for the PBHG Growth Fund (the "Portfolio"). Each share of the Portfolio represents an undivided interest in the Portfolio. The Portfolio's shares are currently divided into two classes of shares (PBHG Class and Advisor Class) having such preferences and special or relative rights and privileges as the Board of Directors determines. Only the Portfolio's Advisor Class shares are offered by this Prospectus. The Advisor Class shares are generally subject to the same expenses as the PBHG Class shares, but also bear a Rule 12b-1 shareholder servicing fee of 0.25% of the average daily net assets attributable to its shares. The PBHG Class shares for the Portfolio are offered by a separate prospectus, which is available without charge by calling 1-800-433-0051. Additional information pertaining to the Fund may be obtained in writing from the Fund's Transfer Agent, DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, or by calling 1-800-433-0051.


-------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
-------------------------------------

The Growth Fund seeks capital appreciation. The Portfolio will normally be as fully invested as practicable in common stocks and securities convertible into common stocks, but also may invest up to 5% of its assets in warrants and rights to purchase common stocks. In the opinion of the Adviser, there may be times when the shareholders' interests are best served and the investment objective is more likely to be achieved by having varying amounts of the Portfolio's assets invested in convertible securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks and convertible securities of small and medium sized growth companies (i.e., companies with market capitalization or annual revenues of up to $2 billion). The average market capitalizations or annual revenues of holdings in the Portfolio may, however, fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities. In addition, the Portfolio may continue to hold securities of companies whose market capitalizations or annual revenues grow above $2 billion subsequent to purchase, if the company continues to satisfy the other investment policies of the Portfolio


The Portfolio will seek to achieve its objective by investing in companies believed by the Adviser to have an outlook for strong earnings growth and the potential for significant capital appreciation. Securities will be sold when the Adviser believes that anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. Because of its policy with respect to the sales of investments, the Portfolio may from time to time realize short-term gains or losses. The Portfolio will likely have greater volatility than the stock market in general, as measured by the Standard & Poors 500 Stock Index ("S&P 500"). Because the investment techniques employed by the Adviser are responsive to near-term earnings trends of the companies whose securities are owned by the Portfolio, portfolio turnover can be expected to be fairly high.


Normally, the Portfolio will purchase only securities traded in the United States or Canada on registered exchanges or in the over-the-counter market. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers (including American Depositary Receipts ("ADRs")), and may invest up to 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A security that has been determined to be liquid pursuant to procedures established by the Board of Directors. See "Glossary of Permitted Investments."

There can be no assurance that the Portfolio will be able to achieve its investment objective.

-------------------------------------
GENERAL INVESTMENT POLICIES AND STRATEGIES
-------------------------------------

INVESTMENT PROCESS OF THE ADVISER

The Adviser's investment process is both quantitative and fundamental, and is extremely focused on quality earnings growth. In seeking to identify investment opportunities, the Adviser begins by creating a universe of rapidly growing companies with market capitalizations within the parameters described for the Portfolio and that possess certain quality characteristics. Using proprietary software and research models that incorporate important attributes of successful growth, such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth, the Adviser creates a universe of growing companies. Then, using fundamental research, the Adviser evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, the Adviser seeks to construct an investment portfolio that possesses strong growth characteristics. The Adviser tries to keep the Portfolio fully invested at all times. Because the universe of companies will undoubtedly experience volatility in stock price, it is important that shareholders in this Portfolio maintain a long-term investment perspective. Of course, there can be no assurance that use of these techniques will be successful, even over the long term.

PORTFOLIO TURNOVER

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. The portfolio turnover rate for the Portfolio for the fiscal year ended March 31, 1997 was 64.89%.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, the Portfolio expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized securities rating organization ("NRSRO"); repurchase agreements involving such securities; and, to the extent permitted by applicable law and the Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent the Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective. See "Glossary of Permitted Investments" and the Statement of Additional Information for additional information.

-------------------------------------
RISK FACTORS
-------------------------------------

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in the Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations. The Portfolio invests extensively in securities of issuers with small and medium market capitalizations. While the Adviser intends to invest in small and medium capitalization companies that have strong balance sheets and favorable business prospects, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

OVER-THE-COUNTER MARKET

The Portfolio may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Portfolio invests may not be as great as that of other securities and, if the Portfolio were to dispose of such a stock, it might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

The Portfolio may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

For additional information regarding risks and permitted investments for the Portfolio, see "Glossary of Permitted Investments" and the Statement of Additional Information.

-------------------------------------
INVESTMENT LIMITATIONS
-------------------------------------

The investment objectives of the Portfolio and the investment limitations set forth herein and certain investment limitations contained in the Statement of Additional Information are fundamental policies of the Portfolio. The Portfolio's fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio, as a fundamental policy, may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of the Portfolio. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

The foregoing percentages will apply at the time of the purchase of a security.

-------------------------------------
HOW TO PURCHASE FUND SHARES
-------------------------------------

You may purchase shares of the Portfolio directly through DST Systems, Inc. ("DST" or the "Transfer Agent"). Purchases of shares of the Portfolio may be made on any day on which the New York Stock Exchange is open for business ("Business Day"). Shares of the Portfolio are offered only to residents of states in which such shares are eligible for purchase.

You may place orders by mail, wire or telephone. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

You may also purchase shares of the Portfolio through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Portfolio. Such financial institutions may charge you a fee for this service in addition to the Portfolio's public offering price.

Neither the Fund nor the Transfer Agent will be responsible or any loss, liability, cost or expense for acting upon wire instructions or telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

The Portfolio reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Directors that the Portfolio, which invests extensively in such companies, indefinitely discontinue the sale of its shares to new investors (other than directors, officers and employees of the Adviser and its affiliated companies). In such event, the Board of Directors would determine whether such discontinuance is in the best interests of the Portfolio and its shareholders.

MINIMUM INVESTMENT


The minimum initial investment in the Portfolio is $2,500 for regular accounts and $2,000 for IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular or IRA account with a minimum initial investment of $500. There is no minimum for subsequent purchases. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Fund's Systematic Investment Plan must be at least $25.


INITIAL PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft payable to The PBHG Funds, Inc., in the amount of at least $2,500 for regular accounts and at least $2,000 for IRAs, and a completed Account Application to THE PBHG FUNDS, INC. C/O DST SYSTEMS, INC., P.O. BOX 419534, KANSAS CITY, MISSOURI 64141-6534. The Fund will not accept third-party checks, i.e., a check not payable to The PBHG Funds, Inc. or the Portfolio for initial or subsequent investments.

ADDITIONAL PURCHASES BY PHONE (TELEPHONE PURCHASE)

You may purchase additional shares by telephoning the Transfer Agent at 1-800-433-0051. THE MINIMUM TELEPHONE PURCHASE IS $1,000, AND THE MAXIMUM IS FIVE TIMES THE NET ASSET VALUE OF SHARES HELD BY THE SHAREHOLDER ON THE DAY PRECEDING SUCH TELEPHONE PURCHASE FOR WHICH PAYMENT HAS BEEN RECEIVED. The telephone purchase will be made at the offering price next computed after the receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within seven days. If payment is not received within seven days, you will be liable for all losses incurred by the Fund as a result of the cancellation of such purchase.

INITIAL PURCHASE BY WIRE


If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Portfolio by requesting your bank to transmit funds by wire. Before making an initial investment by wire, you must first telephone 1-800-433-0051 to receive an Account Application and be assigned an account number. The Account Application must be received prior to receipt of the wire. Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire. All wires must be received by 4:00 p.m. Eastern time to be effective on that day. In addition, an original Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534. All wires must be sent as follows: United Missouri Bank of Kansas City, N.A.; ABA #10-10-00695; for Account Number 98705-23469; Further Credit: [PBHG Growth Fund-Advisor Class and your assigned account number].

ADDITIONAL PURCHASES BY WIRE

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number. Your bank may impose a fee for investments by wire.

PURCHASES BY ACH

If you made this election, shares of the Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to you initiating an ACH transaction.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of the Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolio.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Fund. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interests of the Fund or its shareholders to accept such order.

-------------------------------------
SHAREHOLDER SERVICES
-------------------------------------

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about the Portfolio or the shareholder services described below, please call the Fund at 1-800-433-0051. Written inquiries should be sent to DST SYSTEMS, INC., P.O. BOX 419534, KANSAS CITY, MISSOURI 64141-6534. The Fund reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Fund's Transfer Agent receives your notification to discontinue such service(s) at least ten (10) days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Fund provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Portfolio at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Portfolio despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Portfolio. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when the Portfolio's net asset value is relatively low and fewer shares being purchased when the Portfolio's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500.

Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction) from your designated checking or savings account. Your systematic investment in the Portfolio will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. The Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Portfolio. The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Portfolio to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account utilizing this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES


Once payment for your shares has been received (i.e., an account has been established and your payment has been converted to Federal Funds), you may exchange Advisor Class shares of the Portfolio for Advisor Class shares of any other Portfolio of the Fund that has Advisor Class shares. Advisor Class shares of the Portfolio may not be exchanged for PBHG Class shares of any Portfolio of the Fund. Currently, Advisor Class shares are available only for the Growth Fund.


Exchanges are limited to four (4) per year. Exchanges are made at net asset value. The Fund reserves the right to change the terms and conditions of the exchange privilege described herein, or to terminate the exchange privilege, upon sixty (60) days' notice.

Exchanges will be effected only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Transfer Agent. Exchange purchases are subject to the minimum investment requirements for purchases described above. An exchange will be treated as a redemption and purchase for tax purposes. The exchange privilege may be exercised only in those states in which the shares of the Portfolios purchased may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and Corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Portfolio.

(1) INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"). You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new IRA; or

(b) "rolling-over" to the Portfolio monies from other IRA accounts or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use an IRA to invest up to $2,000 per year of your earned income in the Portfolio. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to IRA investors. If you maintain more than one IRA account of the same plan type, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline.

(2) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(3) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners, and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(4) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Portfolio on a tax-deferred basis in order to help them meet their retirement needs.

(5) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

OTHER SPECIAL ACCOUNTS

The Fund also offers the following special accounts to meet your needs:

(1) UNIFORM GIFT TO MINORS/UNIFORM TRANSFER TO MINORS. By establishing a Uniform Gift to Minors/Uniform Transfer to Minors Account with the Fund you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(2) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Portfolio provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 1-800-433-0051. Retirement investors may, however, wish to consult with their own tax counsel or adviser.

-------------------------------------
HOW TO REDEEM FUND SHARES
-------------------------------------

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days.

You may also redeem shares of the Portfolio through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

BY MAIL

There is no charge for having a check for redemption proceeds mailed to you.

BY TELEPHONE

Redemption orders may be placed by telephone provided that this option has been selected. Shares held in IRA accounts are not eligible for this option and must be redeemed by written request. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If reasonable procedures are not employed, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery. The Fund will not accept redemption requests for an amount greater than $50,000 by telephone instruction. Such redemption requests must be received in writing and be signature guaranteed.

BY WIRE

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers.

BY ACH

The Fund does not charge for ACH transactions; however, proceeds from such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating a transaction. A voided check or deposit slip must accompany requests to establish this option.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. The Fund requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Fund does not accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

MINIMUM ACCOUNT SIZE


Due to the relatively high cost of maintaining smaller accounts, the Fund will impose an annual $12.00 below minimum account charge and reserves the right to redeem shares in any account if, as the result of redemptions, the value of that account drops below the minimum initial investment amount, specified above. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" above. You will be allowed at least 60 days, after notice by the Fund, to make an additional investment to bring your account value up to at least the minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed.


The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

-------------------------------------
DETERMINATION OF NET ASSET VALUE
-------------------------------------

The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on any Business Day.

-------------------------------------
PERFORMANCE ADVERTISING
-------------------------------------

From time to time, the Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. The Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.


The performance of the Fund's Advisor Class shares will be lower than that of the Fund's PBHG Class shares because of the additional Rule 12b-1 shareholder servicing expenses charged to Advisor Class shares.


-------------------------------------
TAXES
-------------------------------------

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes. See the Statement of Additional Information.

TAX STATUS OF THE PORTFOLIO

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other Portfolios. The Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Portfolio (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. The Portfolio will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX TREATMENT OF TRANSACTIONS

Each sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes.

-------------------------------------
GENERAL INFORMATION
-------------------------------------

THE FUND

The Fund, an open-end management investment company, was originally incorporated in Delaware in 1985 under the name PBHG Growth Fund, Inc. Effective July 31, 1992, the Fund was reorganized as a Maryland corporation pursuant to an Agreement and Articles of Merger which was approved by Fund shareholders on July 21, 1992. On September 8, 1993, the Fund's shareholders voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the Fund's shareholders voted to change the name of the Fund to The PBHG Funds, Inc. The Fund has an authorized capitalization of 9.2 billion shares of $0.001 par value common stock. All consideration received by the Fund for shares of any of its portfolios and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

Each Portfolio of the Fund pays its respective expenses relating to its operation, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares of such portfolio under federal and state securities laws, pricing and insurance expenses and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses. The Portfolio's expense ratios are disclosed under "Financial Highlights" in this prospectus.

THE ADVISER

Pilgrim Baxter & Associates, Ltd. is a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston,

Massachusetts 02110. The Adviser currently has discretionary management authority with respect to approximately $14 billion in assets. In addition to advising the Portfolio and other Portfolios of the Fund, the Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, corporations, individual investors, trusts and estates, and other investment companies. The principal business address of the Adviser is 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087.

The Adviser serves as the investment adviser to the Portfolio under an investment advisory agreement with the Fund (the "Advisory Agreement"). The Adviser makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the investment program of the Portfolio, subject to the supervision of, and policies established by, the Board of Directors of the Fund.


For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of average daily net assets. The investment advisory fees paid by the Portfolio are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies. The Adviser has voluntarily entered into an expense limitation agreement with the Portfolio ("Expense Limitation Agreement") pursuant to which the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (exclusive of distribution fees paid pursuant to Rule 12b-1) to not more than 1.50% of the average daily net assets of the Advisor Class of the Portfolio. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Portfolio to exceed 1.50% (exclusive of distribution fees paid pursuant to Rule 12b-1). Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% (exclusive of distribution fees paid pursuant to Rule 12b-1); and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis. For the fiscal year ended March 31, 1997, the Adviser received a fee equal to 0.85% of the Portfolio's average daily net assets.


Gary L. Pilgrim, CFA, has served as the portfolio manager of the Growth Fund since its inception. Mr. Pilgrim has also served as the Chief Investment Officer for the Adviser for the past five years, and has been its President since 1993.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund. The principal place of business of the Administrator is 1255 Drummers Lane, Suite 300, Wayne, PA 19087.

SEI Fund Resources (the "Sub-Administrator"), an indirect wholly-owned subsidiary of SEI Investments Company ("SEI") and an affiliate of the Fund's distributor, assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of the Fund and the PBHG Insurance Series Fund, Inc. taken together and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total average daily net assets of the Fund and the PBHG Insurance Series Fund, Inc. taken together in excess of $2.5 billion.

THE TRANSFER AGENT AND SUB-TRANSFER AGENT

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Fund under a transfer agent agreement with the Fund.

From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, delivering, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or the beneficial owners may reasonably request. In such cases, the Fund will not compensate such third parties at a rate that is greater than the rate the Fund is currently paying the Fund's Transfer Agent for providing these services to shareholders investing directly in the Fund.


THE DISTRIBUTOR



SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Road, Oaks, PA 19456, a wholly-owned subsidiary of SEI, provides the Fund with distribution services. The Fund, on behalf of the Portfolio, has adopted a Service Plan pursuant to which the Portfolio pays Rule 12b-1 shareholder servicing fees at an aggregate annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Advisor Class shares. The shareholder servicing fee is intended to compensate financial intermediaries, plan fiduciaries and investment professionals ("Service Providers") for providing personal services, distribution support services, and/or account maintenance services to shareholders of the underlying beneficial owners of Advisor Class shares or to insurance companies or their affiliates for providing similar services for which they are not otherwise compensated by variable annuity or variable life insurance contractholders. The Fund, on behalf of the Portfolio, will make monthly payments to Service Providers under the Service Plan based on the average net asset value of Advisor Class shares that are serviced or supported by such Service Providers. These payments to Service Providers are characterized as compensation and are not directly tied to the expenses incurred by them. The Fund intends to operate the Service Plan in accordance with its terms and all applicable NASD rules.



DIRECTORS OF THE FUND



The management and affairs of the Fund are supervised by the Board of Directors under the laws of the State of Maryland. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Fund.



VOTING RIGHTS



Each share held entitles the shareholder of record to one vote. Shareholders of the Portfolio will vote separately on matters relating solely to the Portfolio, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Fund will be voted on only by shareholders of the affected Portfolios. Shareholders of all Portfolios of the Fund will vote together in matters affecting the Fund generally, such as the election of Directors or selection of accountants. Shareholders of the Advisor Class of the Portfolio will vote separately on matters relating solely to the Advisor

Class, such as the Rule 12b-1 Service Plan, and not on matters relating to the Advisor Class of the Portfolio. As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Fund and for the election of directors under certain circumstances. In addition, a director may be removed by the remaining Directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.



REPORTING



The Fund issues unaudited financial information semi-annually, and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.



SHAREHOLDER INQUIRIES



You may direct inquiries to the Fund by writing to The PBHG Funds, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, or by calling 1-800-433-0051.



DIVIDENDS AND DISTRIBUTIONS



Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is distributed in the form of annual dividends. If any capital gain is realized, substantially all of it will be distributed by the Portfolio at least annually.



Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire or ACH transfer.



Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.



COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS



Ballard Spahr Andrews & Ingersoll serves as counsel to the Fund. Coopers & Lybrand L.L.P. serves as the independent accountants of the Fund.



CUSTODIANS



CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as the custodian for the Portfolio (the "Custodian"). The Custodian holds cash, securities and other assets of the Portfolio as required by the Investment Company Act of 1940, as amended (the "1940 Act").

-------------------------------------
GLOSSARY OF PERMITTED INVESTMENTS
-------------------------------------

The following is a description of permitted investments for certain of the
Portfolios:

AMERICAN DEPOSITARY RECEIPTS ("ADRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

CONVERTIBLE SECURITIES -- Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, the Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

EQUITY SECURITIES -- Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Portfolio's net asset value.

FORWARD FOREIGN CURRENCY CONTRACTS -- Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar, or between foreign currencies in which the Portfolio's portfolio securities are or may be denominated. A forward foreign currency contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Portfolio's long-term investment strategies. However, the Adviser believes that it is important to have the flexibility to enter into forward foreign currency contracts when they determine that the best interests of the Portfolio will be served.

When the Adviser believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.

At the maturity of a forward foreign currency contract, the Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize a gain or loss from currency transactions.

Generally, the Portfolio will enter into forward foreign currency contracts only as a hedge against foreign currency exposure affecting the Portfolio or to hedge a specific security transaction or portfolio position. If the Portfolio enters into forward foreign currency contracts to cover activities which are essentially speculative, the Portfolio will segregate cash or readily marketable securities with its custodian, or a designated sub-custodian, in an amount at all times equal to or exceeding the Portfolio's commitment with respect to such contracts.

ILLIQUID SECURITIES -- Securities that cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Portfolio has valued the security.


MONEY MARKET INSTRUMENTS -- Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposit, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.


REPURCHASE AGREEMENTS -- Agreements by which a person obtains a security and simultaneously commits to return it to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Fund's Custodian or its agents will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Directors. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

RESTRICTED SECURITIES -- Securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. The Portfolio may invest in restricted securities that the Adviser determines are not illiquid, based on guidelines and procedures developed and established by the Board of Directors of the Fund. The Board of Directors will periodically review such procedures and guidelines and will monitor the Adviser's implementation of such procedures and guidelines. Under these procedures and guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. The Portfolio may purchase restricted securities sold in reliance upon the exemption from registration provided by Rule 144A under the Securities Act of 1933. Restricted securities may be difficult to value because market quotations may not be readily available. Because of the restrictions on the resale of restricted securities, they may pose liquidity problems for the Portfolio.

U.S. GOVERNMENT SECURITIES -- Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS -- Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

WARRANTS -- Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- The Portfolio may purchase securities on a when-issued or delayed-delivery basis. When the Portfolio purchases securities on a when-issued or delayed-delivered basis, the price of such securities is fixed at the time of the commitment, but delivery and payment for the securities may take place up to 120 days after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. When-issued and delayed-delivery securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or increases in value and there is a failure to deliver the security.

                                      Fund:
                              THE PBHG FUNDS, INC.


                                   Portfolios:

                                PBHG GROWTH FUND
                            PBHG EMERGING GROWTH FUND
                           PBHG LARGE CAP GROWTH FUND
                             PBHG SELECT EQUITY FUND
                              PBHG CORE GROWTH FUND
                                PBHG LIMITED FUND
                             PBHG LARGE CAP 20 FUND
                            PBHG LARGE CAP VALUE FUND
                             PBHG MID-CAP VALUE FUND
                            PBHG SMALL CAP VALUE FUND
                             PBHG INTERNATIONAL FUND
                             PBHG CASH RESERVES FUND
                      PBHG TECHNOLOGY & COMMUNICATIONS FUND
                        PBHG STRATEGIC SMALL COMPANY FUND


                                    Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus and relates only to each of the Portfolios listed above. It is intended to provide additional information regarding the activities and operations of The PBHG Funds, Inc. (the "Fund" or "Registrant") and the Portfolios. The Statement of Additional Information should be read in conjunction with the Prospectus for the Portfolios' PBHG Class shares dated June 30, 1997 and with the Prospectus for the Portfolios' Advisor Class shares dated July 21, 1997. The Prospectuses for the Portfolios may be obtained by calling 1-800-433-0051.

                                TABLE OF CONTENTS

THE FUND.................................................................S -  2
DESCRIPTION OF PERMITTED INVESTMENTS.....................................S -  2
INVESTMENT LIMITATIONS...................................................S - 11
THE ADVISER..............................................................S - 15
THE SUB-ADVISERS.........................................................S - 17
THE ADMINISTRATOR AND SUB-ADMINISTRATOR..................................S - 19
THE DISTRIBUTOR..........................................................S - 21
DIRECTORS AND OFFICERS OF THE FUND.......................................S - 22
COMPUTATION OF YIELD ....................................................S - 24
CALCULATION OF TOTAL RETURN..............................................S - 25
PURCHASE AND REDEMPTION OF SHARES........................................S - 27
DETERMINATION OF NET ASSET VALUE.........................................S - 27
TAXES....................................................................S - 29
PORTFOLIO TRANSACTIONS...................................................S - 31
DESCRIPTION OF SHARES....................................................S - 33
5% AND 25% SHAREHOLDERS..................................................S - 33
FINANCIAL STATEMENTS.....................................................S - 39

May 20, 1997
as Revised July 21, 1997

THE FUND


This Statement of Additional Information relates to the Fund and each of its Portfolios. Each Portfolio is a separate series of The PBHG Funds, Inc. (the "Fund"), which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Fund approved an Agreement and Articles of Merger pursuant to which the Fund was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Fund voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Fund's name to The PBHG Funds, Inc. The articles of incorporation permit the Fund to offer separate classes of shares of each Portfolio. Shareholders may purchase shares through two separate classes, i.e., PBHG Class and Advisor Class (formerly the Trust Class) shares, which provide for differences in distribution costs, voting rights and dividends. Except for these differences, each PBHG Class share and each Advisor Class share of each Portfolio represents an equal proportionate interest in that Portfolio. See "Description of Shares." Currently each Portfolio of the Fund except the PBHG Limited Fund and PBHG Cash Reserves Fund offers Advisor Class shares. This Statement of Additional Information relates to both classes of shares of the Fund. No investment in shares of a Portfolio should be made without first reading the Portfolio's Prospectus. Capitalized terms not defined herein are defined in each Prospectus offering shares of the Portfolios.


DESCRIPTION OF PERMITTED INVESTMENTS

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Portfolio, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Investment Company Shares

Investment Company Shares that each Portfolio may invest in are limited to shares of money market mutual funds, except as set forth under "Investment Limitations" below. Since such mutual funds pay management fees and other expenses, shareholders of the Portfolios would indirectly pay both Portfolio expenses and the expenses of underlying funds with respect to Portfolio assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Portfolio owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies. Each Portfolio has no current intention, in the foreseeable future, of investing more than 5% of its assets in investment company securities.

Illiquid Investments

Illiquid Investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser or Sub-Advisers determine the liquidity of the Fund's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Adviser or Sub-Advisers may consider various factors including:
(i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities

Restricted Securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Foreign Currency Transactions

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies maybe exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the applicable Sub-Advisers may enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the Sub-Advisers.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge", would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the Securities Exchange Commission ("SEC") require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Adviser or a Sub-Adviser hedges a Portfolio's currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the applicable Sub-Adviser increases a Portfolio's exposure to a foreign currency and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Portfolio or that it will hedge at an appropriate time.

Futures Contracts

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain that Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect each of the Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. A Portfolio will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Portfolio's total assets. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by that Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

Options

No Portfolio, except for the International Fund, has a current intention, in the foreseeable future of utilizing options. The types of options transactions that each Portfolio is permitted to utilize and that the International Fund may currently utilize are discussed below.

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from a Portfolio's securities portfolio, that Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intend to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

Securities Index Options. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Such Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Risks of Transactions in Futures Contracts and Options

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although a Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, that Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

INVESTMENT LIMITATIONS

Fundamental Policies

Each Portfolio has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

PBHG Growth Fund

The PBHG Growth Fund may not:

1. With respect to 75% of its assets, purchase more than 10% of the outstanding voting securities of any one issuer.

2. Pledge any of its assets, except that the Portfolio may pledge assets having a value of not more than 10% of its total assets in order to (i) secure permitted borrowings, or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

3. Purchase or write puts, calls or combinations thereof, except that the Portfolio may invest in and commit its assets to writing and purchasing only put and call options that are listed on a national securities exchange and issued by the Options Clearing Corporation to the extent permitted by the Prospectus and this Statement of Additional Information. In order to comply with the securities laws of several states, the Portfolio (as a matter of operating policy) will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options for that Portfolio exceeds 25% of the market value of that Portfolio's net assets.

4. Make loans except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investment in repurchase agreements, provided that the Portfolio will not make any investment in repurchase agreements maturing in more than seven days if such investments, together with any other illiquid securities held by the Portfolio, would exceed 15% of the value of its net assets.

5. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition.

6. Engage in the underwriting of securities of other issuers, except that the Portfolio may sell an investment position even though it may be deemed to be an underwriter as that term is defined in the 1933 Act.

7. Purchase or sell real estate, commodities or commodity contracts, except that the Portfolio may enter into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the total assets for that Portfolio (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under Commodity Futures Trading Commission regulations, may be excluded in computing such 5% limit.

8. Invest in interests in oil, gas or other mineral exploration or development programs.

All Other Portfolios

Each of the other Portfolios may not:

1.  Acquire more than 10% of the voting securities of any one issuer.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets (or with respect to the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, 33 1/3 of the value of the total assets of each such Portfolio). This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

4. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase or hold debt instruments, and (ii) enter into repurchase agreements as described in the Portfolio's prospectus and this Statement of Additional Information. In addition, the PBHG Limited Fund, the PBHG Large Cap 20 Fund, the PBHG Large Cap Value Fund, the PBHG Mid-Cap Value Fund, the PBHG Small Cap Value Fund, the PBHG International Fund and the PBHG Strategic Small Company Fund may each lend its portfolio securities in an amount not exceeding one-third the value of its total assets.

5. Pledge, mortgage or hypothecate assets, except: (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings; or (ii) in connection with permitted transactions regarding options and futures contracts and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the occurrence of such pledge, mortgage or hypothecation.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent a Portfolio from: (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the Portfolio's investment objective and policies; and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the total assets for that Portfolio (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodity Futures Trading Commission regulations, may be excluded in computing the 5% limit. Each Portfolio (as a matter of operating policy) will utilize only listed futures contracts and options thereon.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing money or pledging, mortgaging or hypothecating assets, as described in each Portfolio's limitation on borrowing money and each Portfolio's limitation on permitted borrowings and each Portfolio's limitation on pledging, mortgaging or hypothecating assets, or as permitted by rule, regulation or order of the SEC.

11. Invest in interests in oil, gas or other mineral exploration or development programs and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, invest in oil, gas or mineral leases.

12. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer.

    With the execution of the PBHG Cash Reserves Fund, this restriction applies to 75% of each Portfolio's total assets.

13. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

Non-fundamental Policies

In addition to the foregoing, and the policies set forth in each Portfolio's Prospectus, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

PBHG Growth Fund

The PBHG Growth Fund may not:

1. Invest in the securities of foreign issuers if, at the time of acquisition, more than 15% of the value of the Portfolio's total assets would be invested in such securities.

2. Make short sales or purchase securities on margin; but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

3. Purchase or hold the securities of an issuer if, at the time thereof, any such purchase or holding would cause more than 15% of the Portfolio's net assets to be invested in illiquid securities. This limitation does not include any Rule 144A security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

All Other Portfolios

Each of the other Portfolios may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Directors, based on trading markets for such security, to be liquid.

2. Purchase puts, calls, straddles, spreads, and any combination thereof, except to the extent permitted by the 1940 Act or the rules or regulations thereunder.

The foregoing percentages will apply at the time of each purchase of a security.

THE ADVISER

The Fund and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to each Portfolio (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Fund or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Fund in accordance with the Fund's investment objectives, policies and limitations; (ii) make investment decisions for the Fund; and (iii) place orders to purchase and sell securities for the Fund, subject to the supervision of the Board of Directors. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Fund. (See the Prospectuses for a description of expenses borne by the Fund.)

For the fiscal years and periods ended March 31, 1995, 1996, and 1997 the Portfolios paid or waived the following advisory fees:

================================================================================================================================
                                    Fees Paid                                                   Fees Waived
                  -------------------------------------------------------- -----------------------------------------------------
Portfolio               1995               1996                 1997               1995              1996            1997
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Growth             $4,883,694         $15,198,342          $44,149,035         $0                $0              $0
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Emerging            $941,6061          $4,784,791          $10,774,907         $0                $0              $0
Growth+
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Large Cap            *                   $33,1612             $930,649          *                 $82,513        $0
Growth
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Select               *                  $461,5552           $4,101,441          *                $162,473        $0
Equity
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Core Growth          *                 ($10,712)3           $2,918,000          *                 $33,489        $0
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Limited              *                  *                  $1,415,9354          *                 *              $0
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Large Cap 20         *                  *                    $183,3355          *                 *              $0
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Large Cap            *                  *                     $32,0596          *                 *            $8,931
Value
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Mid-Cap              *                  *                    *                  *                 *               *
Value
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Small Cap            *                  *                    *                  *                 *               *
Value
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG                      $98,1947             $25,795             $176,992           $12,025          $88,733        $0
International
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Cash                 *                   $66,0352             $678,965          *                 $99,136        $0
Reserves
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Technology           *                   $58,4908           $2,970,000          *                 $70,782        $0
& Communications
----------------- ----------------- -------------------- ------------------- ------------------ --------------- ----------------
PBHG Strategic            *                  *                    $153,8866          *                 *              $0
Small Company
================================================================================================================================

* Not in operation during the period.
+ The PBHG Emerging Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Emerging Growth Fund on June 2, 1994. The PBHG Emerging Growth Fund retained the October 31 fiscal year of its predecessor only for fiscal 1994. The PBHG Emerging Growth Fund changed its fiscal year end to March 31 in 1995.
1 For the period from June 3, 1994 through March 31, 1995.
2 For the period from April 5, 1995 (commencement of operations) through March 31, 1996.

3 For the period from January 2, 1996 (commencement of operations) through March
  31, 1996.
4 For the period from July 1, 1996 (commencement of operations)
  through March 31, 1997.
5 For the period from December 1, 1996 (commencement of operations) through
  March 31, 1997.
6 For the period from January 2, 1997 (commencement of operations) through
  March 31, 1997.
7 For the period from June 14, 1994 (commencement of operations) through
  March 31, 1995.
8 For the period from October 2, 1995 (commencement of operations) through March 31, 1996.


In the interest of limiting the expenses of each Portfolio, the Adviser has entered into separate expense limitation agreements with the Fund ("Expense Limitation Agreement") with respect to the PBHG Class shares of the PBHG Core Growth Fund, the PBHG Limited Fund, the PBHG Large Cap 20 Fund, the PBHG Large Cap Value Fund, the PBHG Mid-Cap Value Fund, the PBHG Small Cap Value Fund, the PBHG International Fund and the PBHG Strategic Small Company Fund. Pursuant to each Expense Limitation Agreement the Adviser has agreed to waive or limit its advisory fees and to assume other expenses of the PBHG Class shares of each of the above referenced Portfolios to the extent necessary to limit the total annual operating expenses (expressed as a percentage of each Portfolio's average daily net assets) to 1.50% for all the Portfolios (except the PBHG International
Fund) and 2.25% for the PBHG International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the PBHG Class shares of each Portfolio to exceed 1.50% (or 2.25% for the International Fund). Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio with respect to its PBHG Class shares and is less than 1.50% (or 2.25% for the International Fund); and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis. In addition, the Adviser has voluntarily agreed (without entering expense limitation agreements) to waive its advisory fees and to assume other expenses in an amount that operates to limit the total expenses of the PBHG Class shares of each other Portfolio to 1.50%. Except as provided for in the Expense Limitation Agreement described above, reimbursement by each relevant Portfolio of amounts previously waived or assumed by the Adviser is not permitted.

With respect to the Advisor Class shares of each Portfolio, the Adviser has entered into a separate Expense Limitation Agreement with the Fund. Pursuant to such Expense Limitation Agreement the Adviser has agreed to waive or limit its advisory fees and to assume other expenses of the Advisor Class shares of each Portfolio to the extent necessary to limit the total operating expenses (exclusive of Rule 12b-1 expenses) to 1.50% of average daily net assets of each of the Portfolios (except the PBHG International Fund) and 2.25% of average daily net assets of the PBHG International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio (exclusive of Rule 12b-1 expenses) of the Advisor Class shares of each Portfolio to exceed 1.50% (or 2.25% for the International Fund). Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio (exclusive of Rule 12b-1 expenses) with respect to the Advisor Class shares is less than 1.50% (or 2.25% for the International Fund); and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Fund upon the vote of a majority of the directors or by vote of the majority of the Fund's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Fund. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE SUB-ADVISERS

Newbold's Asset Management, Inc.

The Fund, on behalf of PBHG Mid-Cap Value Fund, PBHG Large Cap Value Fund, PBHG Small Cap Value Fund and PBHG Strategic Small Company Fund, and the Adviser have entered into sub-advisory agreements ("Sub-Advisory Agreement") with Newbold's Asset Management, Inc. ("Newbold's"). Each Sub-Advisory Agreement provides certain limitations on Newbold's liability, but also provides that Newbold's shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Sub-Advisory Agreement obligates Newbold's to: (i) manage the investment operations of the relevant Portfolio and the composition of the Portfolio's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objective, policies and limitation; (ii) provide supervision of the Portfolio's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Portfolio and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of each Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio and
(ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. Each Sub-Advisory Agreement may be terminated (i) by the Fund, without the payment of any penalty, by the vote of a majority of the Directors of the Fund or by the vote of a majority of the outstanding voting securities of the relevant Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Newbold's at any time, without the payment of any penalty, on 90 days' written notice to the other parties. Each Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Murray Johnstone International Ltd.

The Fund, on behalf of the PBHG International Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Murray Johnstone International Ltd. ("Murray Johnstone"). The Sub-Advisory Agreement provides certain limitations on Murray Johnstone's liability, but also provides that Murray Johnstone shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Murray Johnstone to: (i) manage the investment operations of the PBHG International Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and limitations; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Portfolio at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Murray Johnstone at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Wellington Management Company, LLP

The Fund, on behalf of the PBHG Cash Reserves Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Wellington Management Company, LLP ("Wellington"). The Sub-Advisory Agreement provides certain limitations on Wellington's liability, but also provides that Wellington shall not be protected against any liability to the Portfolio or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Wellington to: (i) manage the investment operations of the PBHG Cash Reserves Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and restrictions; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Registration Statement or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The Sub-Advisory Agreement will continue in effect for a period of more than two years from the date thereof only so long as continuance is specifically approved at least annually in conformance with the 1940 Act; provided, however, that this Agreement may be terminated with respect to the Fund (i) by the Fund at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Wellington at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement shall terminate automatically and immediately in the event of its assignment as defined in the 1940 Act.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Fund and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on July 1, 1996 pursuant to which the Administrator oversees the administration of the Fund's and each Portfolio's business and affairs, including services performed by various third parties. The Administrator, a wholly-owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087. The Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Portfolio. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall remain in effect until December 31, 1998, and shall thereafter continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Fund, the Administrator and SEI Fund Resources (the "Sub-Administrator") entered into the Sub-Administrative Services Agreement on July 1, 1996 pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Fund. Prior to July 1, 1996, the Sub-Administrator served as the administrator of the Fund. The Sub-Administrator is an indirect wholly-owned subsidiary of SEI Investment Company ("SEI"). The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. The Sub-Administrative Services Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall remain in effect until December 31, 1998, and shall continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

Under the Sub-Administrative Services Agreement, the Sub-Administrator is entitled to a fee from the Administrator, which is calculated daily and paid monthly, (i) an annual rate of 0.07.% of the average daily net assets of each Portfolio with respect to the first $2.5 billion of the total average daily net assets of the Fund and the PBHG Insurance Series Fund, Inc. taken together and
(ii) an annual rate of .025% of the average daily net assets of each Portfolio with respect to the total average daily net assets of the Fund in excess of $2.5 billion and the PBHG Insurance Series Fund, Inc. taken together.

For the fiscal years and periods ended March 31, 1995, 1996 and 1997 the Portfolios paid the following administration fees:



================================================================================================================================
                                             Fees Paid                                             Fees Waived
                            --------------------------------------------------  ------------------------------------------------
Portfolio                        1995              1996              1997++            1995            1996           1997
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Growth                   $1,200,047        $3,576,064         $8,325,330           $0              $0             $0
--------------------------- ---------------- ------------------ ----------------- ---------------- -------------- --------------

PBHG Emerging Growth+          $221,5541        $1,125,834         $2,026,934           $0              $0             $0
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Large Cap Growth              *             $69,8872           $194,580             *            $6,148           $0
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Select Equity                 *             $158,4222          $762,481             *            $6,148           $0
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Core Growth                   *             $12,0923           $527,363             *            $6,148           $0
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Limited                       *                 *             $212,3904             *              *              $0
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Large Cap 20                  *                 *              $32,3535             *              *              $0
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Large Cap Value               *                 *              $5,6586              *              *              $0
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Mid-Cap Value                 *                 *                 *                 *              *              *
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Small Cap Value               *                 *                 *                 *              *              *
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG International             $59,3847           $74,949           $40,069             $0              $0             $0
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Cash Reserves                 *             $117,2042          $354,921             *            $6,148           $0
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Technology &                  *             $35,8988           $537,851             *            $6,148           $0
Communications
--------------------------- ---------------- ------------------ ----------------- ---------------- ------------- ---------------
PBHG Strategic Small               *                 *              $23,0836             *              *              $0
Company
================================================================================================================================


*  Not in operation during the period.
+ The PBHG Emerging Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Emerging Growth Fund on June 1, 1994. The PBHG Emerging Growth Fund retained the October 31 fiscal year of its predecessor only for fiscal 1994. The PBHG Emerging Growth Fund changed its fiscal year end to March 31 in 1995.
++ From January 1, 1996 to June 30, 1996, SEI Fund Resources served as the Fund's Administrator. From July 1, 1996 to March 31, 1997, PBHG Fund Services served as the Fund's Administrator.
1 For the period from June 3, 1994 through March 31, 1995.
2 For the period from April 5, 1995 (commencement of operations) through March
  31, 1996.
3 For the period from January 2, 1996 (commencement of operations) through March
  31, 1996.
4 For the period from July 1, 1996 (commencement of operations) through March
  31, 1997.
5 For the period from December 1, 1996 (commencement of operations) through
  March 31, 1997.
6 For the period from January 1, 1997 (commencement of operations) through March
  31, 1997.
7 For the period from June 14, 1994 (commencement of operations) through March
  31, 1995.
8 For the period from October 2, 1995 (commencement of operations) through March 31, 1996.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor is not entitled to receive any compensation for the distribution services it provides with respect to either class of shares.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under 1940 Act to enable the Advisor Class shares of each Portfolio to directly and indirectly bear certain expenses relating to the distribution of such Shares. Pursuant to such Service Plan, the Fund shall be entitled to pay to financial intermediaries, plan fiduciaries, and investment professionals ("Service Providers") a shareholder servicing fee at the aggregate annual rate of up to 0.25% of each Portfolio's average daily net assets attributable to Advisor Class shares. The shareholder servicing fee is intended to compensate Service Providers for providing to shareholders or the underlying beneficial owners of Advisor Class shares: (i) personal support services; (ii) distribution assistance and distribution support services; and (iii) account maintenance services. In addition, insurance companies or their affiliates may be paid a shareholder servicing fee described for providing similar services to variable annuity or variable life insurance contract holders ("Contract Holders") or their participants for which such insurance companies are not otherwise compensated by Contract Holders or participants.

The Distributor shall prepare and deliver written reports to the Board of Directors of the Fund on a regular basis (at least quarterly) setting forth the payments made to Service Providers pursuant to the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Directors may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Fund which may have resulted in part from the expenditures, no interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund had a direct or indirect financial interest in the operation of the Plan or any related agreement.

No compensation was paid to the Distributor for distribution services for the fiscal years ended March 31, 1995, March 31, 1996 and March 31, 1997. For the fiscal year ended March 31, 1997, $8,871 was paid to Service Providers pursuant to the Service Plan for the Advisor Class shares of the PBHG Growth Fund.

DIRECTORS AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Directors under the laws of the State of Maryland. The Directors and executive officers of the Fund and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The age of each Director and officer is indicated in the parenthesis.

JOHN R. BARTHOLDSON (51) - Director - Triumph Group Holdings, Inc. (manufacturing), 1255 Drummers Lane, Suite 200, Wayne, PA 19087-1590. Director, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Chief Financial Officer and Director, The Triumph Group Holdings, Inc. since 1992. Senior Vice President and Chief Financial Officer, Lukens, Inc., 1978-1992.

HAROLD J. BAXTER (50)* - Director - Chairman, Chief Executive Officer and Director, the Adviser, 1255 Drummers Lane, Suite 300, Wayne, PA 19087-1590. Director, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Trustee, the Administrator since May 1996 and Chief Executive Officer, Newbold's Asset Management, Inc., 950 Haverford Road, Bryn Mawr, PA 19010, since June 1996.

JETTIE M. EDWARDS (50) - Director - Syrus Associates, 76 Seaview Drive, Santa Barbara, California 93108. Consultant, Syrus Associates since 1986. Director, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Trustee, Provident Investment Counsel Trust (investment company) since 1992 and EQ Advisors Trust (investment company) since March 1997.

ALBERT A. MILLER (63) - Director - 7 Jennifer Drive, Holmdel, New Jersey 07733. Merchandise executive, Cherry and Webb Stores since 1996. Principal and Treasurer, JK Equipment Exporters since 1995. Director, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Advisor and Secretary, The Underwoman Shoppes Inc. (retail clothing stores) since 1980. Merchandising Group Vice President, R.H. Macy & Co. 1958-1995 (retired).GARY L. PILGRIM (56) - President - President, Chief Investment Officer, Treasurer and Director, the Adviser since 1982. Trustee, the Administrator since May 1996. President, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Director, Newbold's since June 1996.

SANDRA K. ORLOW (43) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1983. Vice President and Assistant Secretary, PBHG Insurance Series Fund, Inc. (investment company) since 1997.

KEVIN P. ROBINS (36) - Vice President, Assistant Secretary - Senior Vice President, Secretary and General Counsel of SEI, the Sub-Administrator and the Distributor since 1994. Vice President and Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1992. Vice President and Assistant Secretary, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.


_________________
* Mr. Baxter is a Director who may be deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

KATHRYN L. STANTON (38) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1994. Vice President and Assistant Secretary, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

TODD CIPPERMAN (31) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1995. Vice President and Assistant Secretary, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Associate, Dewey Ballantine (law firm) 1994-1995, Associate, Winston & Strawn (law firm) 1991-1994.

BARBARA A. NUGENT (40) - Vice President, Assistant Secretary - Vice President and Assistant Secretary, SEI since April 1996. Vice President and Assistant Secretary, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Associate, Drinker, Biddle & Reath (law firm), 1994-1996. Assistant Vice President, Delaware Service Company, Inc. (transfer agent), 1988-1993.

STEPHEN G. MEYER (31) - Treasurer, Chief Financial Officer and Controller - Vice President and Chief Financial Officer, SEI since November 1996. Vice President and Controller - Director of Internal Audit and Risk Management at SEI, 1992-1996. Chief Financial Officer and Controller, PBHG Insurance Series Fund, Inc. (investment company) since 1997.

MICHAEL J. HARRINGTON (28) - Vice President - Director of Fund Services, the Adviser since 1994. Secretary, the Administrator since May 1996. Account Manager, SEI, 1991-1994. Assistant Vice President, PBHG Insurance Series Fund, Inc. (investment company) since 1997.

LEE T. CUMMINGS (33) - Vice President - Director of Mutual Fund Operations, the Adviser since 1996. Treasurer, the Administrator since May 1996. Vice President, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Investment Accounting Officer, Delaware Group of Funds, 1994-1996. Vice President, Fund/Plan Services, Inc., 1992-1994.

BRIAN F. BEREZNAK (35) - Vice President - Trustee and President, the Administrator since May 1996, Chief Operating Officer, the Adviser from 1989 through December 31, 1996. Director, Newbold's since June 1996. Vice President and Assistant Secretary, PBHG Insurance Series Fund, Inc. (investment company) since 1997.

JOHN M. ZERR (35) - Vice President and Secretary - General Counsel and Secretary, the Adviser since November 1996. Vice President, PBHG Insurance Series Fund, Inc. (investment company) since 1997. Vice President and Assistant Secretary, Delaware Management Company, Inc. and the Delaware Group of Funds, 1995-1996. Associate, Ballard Spahr Andrews & Ingersoll (law firm), 1987-1995.

DARLENE DEREMER (41) - Vice President - President, DeRemer Associates (financial consulting), 155 South Street, Wrentham, MA 02093 since 1987. Vice President, PBHG Insurance Series Fund, Inc. (investment company) since 1997.

As of the date of this Statement of Additional Information, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of both classes of shares of each Portfolio.

Each current Director of the Fund who is not an "interested person" of the Fund received the following compensation during the fiscal year ending March 31, 1997:


====================================================================================================================
     Name of Person,             Aggregate            Pension or             Estimated         Total Compensation
         Position            Compensation From        Retirement          Annual Benefits      from the Fund and
                                 The Fund*         Benefits Accrued       Upon Retirement      Fund Complex Paid
                                                    as Part of Fund                              to Directors*
                                                       Expenses
--------------------------- -------------------- ---------------------- -------------------- -----------------------
John R. Bartholdson,              $19,333                 N/A                   N/A          $22,333 for services
Director                                                                                     on two Boards
--------------------------- -------------------- ---------------------- -------------------- -----------------------
Harold J. Baxter,
Director**                          $0                    N/A                   N/A                    $0
--------------------------- -------------------- ---------------------- -------------------- -----------------------
Jettie M. Edwards,
Director                          $19,333                 N/A                   N/A          $22,333 for services
                                                                                             on two Boards
--------------------------- -------------------- ---------------------- -------------------- -----------------------
Albert A. Miller,
Director                          $19,333                 N/A                   N/A          $22,333 for services
                                                                                             on two Boards
====================================================================================================================

-----------------
* The Fund and Fund Complex are expected to pay in the aggregate approximately $47,000 to each Director who is not an "interested person" of the Registrant for the fiscal year ending March 31, 1998.

** Mr. Baxter is a Director who may be deemed to be an "interested person" of the Fund, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Fund.


Each Director is expected to receive $30,500 for services to the Fund for the fiscal year ending March 31, 1998.

COMPUTATION OF YIELD

From time to time the PBHG Cash Reserves Fund may advertise its "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the PBHG Cash Reserves Fund refers to the income generated by an investment in the PBHG Cash Reserves Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the PBHG Cash Reserves Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the PBHG Cash Reserves Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the PBHG Cash Reserves Fund is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return + 1) 365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the PBHG Cash Reserves Fund fluctuates, and the annualization of a week's dividend is not a representation by the Fund as to what an investment in the PBHG Cash Reserves Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the PBHG Cash Reserves Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the PBHG Cash Reserves Fund and other factors.

Yields are one basis upon which investors may compare the PBHG Cash Reserves Fund with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

For the 7-day period ended March 31, 1997, the yield for the PBHG Cash Reserves Fund was 5.10% and the 7-day effective yield was 4.99%.

CALCULATION OF TOTAL RETURN

From time to time, each of the Portfolios may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total returns for each of the Portfolios (other than the Cash Reserves Fund) from its inception through March 31, 1997 and for the one, five and ten year periods ended March 31, 1997, and the aggregate total returns for the Portfolios since inception, were as follows:


============================================================================================================================
                                                                                                               Aggregate
                                                       Average Annual Total Return                            Total Return
                               ----------------------------------------------------------------------------- ---------------
                                                                                                Since            Since
Portfolio                          One Year           Five Year            Ten Year           Inception        Inception
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Growth1                        -16.76%             21.54%              15.02%             18.58%           583.75%
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Emerging Growth2               -13.71%               *                   *                24.08%           126.72%
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Large Cap Growth3              - 1.77%               *                   *                21.49%            47.27%
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Select Equity4                 - 6.49%               *                   *                28.48%            64.61%
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Core Growth5                   -12.52%               *                   *                 2.70%             3.40%
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Limited6                          *                  *                   *               -9.15%**           -9.15%
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Large Cap 207                     *                  *                   *               -7.40%**           -7.40%
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Large Cap Value8                  *                  *                   *                1.10%**           1.10%
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Mid-Cap Value                     *                  *                   *                   *                *
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Small Cap Value                   *                  *                   *                   *                *
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG International9                  6.73%                *                   *                 4.49%            13.06%
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Technology &                   19.59%                *                   *
Communications10                                                                               30.52%            49.27%
------------------------------ ------------------ ------------------- ------------------- ------------------ ---------------
PBHG Strategic Small                   *                  *                   *
Company11                                                                                     -11.40%**         -11.40%
============================================================================================================================


 *  Not in operation during the period.
 ** Not annualized since each Portfolio has been in operations for less than ten months.
 1 The PBHG Growth Fund commenced operations on December 19, 1985. The Advisor Class shares of this Portfolio commenced operations on August 19, 1996.
 2 The PBHG Emerging Growth Fund commenced operations with its predecessor on June 15, 1993.
 3  The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.
 4  The PBHG Select Equity Fund commenced operations on April 5, 1995.
 5  The PBHG Core Growth Fund commenced operations on January 2, 1996.
 6  The PBHG Limited Fund commenced operations on July 1, 1996.
 7  The PBHG Large Cap 20 Fund commenced operations on December 1, 1996.
 8  The PBHG Large Cap Value Fund commenced operations on January 1, 1997.
 9  The PBHG International Fund commenced operations on June 14, 1994.
10 The PBHG Technology & Growth Fund commenced operations on October 2, 1995. 11 The PBHG Strategic Small Company Fund commenced operations on January 1,
    1997.


Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Fund: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Portfolios are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolios in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued by the Sub-Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Directors.

Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the mean between the most recent bid and asked prices. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Fund, if any, are valued at their fair value as determined in good faith by the Board of Directors.

The net asset value per share of the PBHG Cash Reserves Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the PBHG Cash Reserves Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the PBHG Cash Reserves Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the PBHG Cash Reserves Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by the PBHG Cash Reserves Fund and the maintenance of the Portfolio's net asset value at $1.00 are permitted by regulations set forth in Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Directors. The Directors must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. The regulations also require the Directors to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolio. However, there is no assurance that the Fund will be able to meet this objective. The Fund's procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per unit calculated using available market quotations from the Portfolio's amortized cost price per share at such intervals as the Directors deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Directors are required to consider promptly what action, if any, should be initiated. If the Directors believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Directors are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Portfolio incurs a significant loss or liability, the Directors have the authority to reduce pro rata the number of shares of that Portfolio in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

TAXES

The following is only a summary of certain income tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By maintaining its qualifications as a RIC, each Portfolio intends to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, a Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Portfolio owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

Foreign Taxes

Dividends and interest received by the PBHG International Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If the PBHG International Fund meets the Distribution Requirement and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Portfolio. Pursuant to the election, the Portfolio will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholder's federal income tax. If the Portfolio makes the election, it will report annually to its Shareholders the respective amounts per share of the Portfolio's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The PBHG International Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect character, amount and timing of distributions to shareholders. These provisions also may require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Portfolio to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the

90% and 98% distribution requirements for avoiding income and excise taxes. The Portfolio will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company and minimize the imposition of income and excise taxes.

PORTFOLIO TRANSACTIONS

The Adviser or Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Portfolios. The Adviser or Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser or Sub-Advisers generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser or Sub-Advisers seek to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. Certain brokers or dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to a Portfolio's public offering price. In the case of securities traded in the over-the-counter market, the Adviser or Sub-Advisers expect normally to seek to select primary market makers.

The Adviser or Sub-Advisers may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser or Sub-Adviser, a Portfolio or other accounts managed by the Adviser or Sub-Adviser will be benefitted by supplemental research services, the Adviser or Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Portfolios.

It is expected that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's or the Fund's expenses. In addition, the Adviser or Sub-Adviser may place orders for the purchase or sale of Portfolio securities with qualified broker-dealers that refer prospective shareholders to the Portfolios. The Directors, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Directors may determine, the Advisers may consider sales of the Portfolio's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Fund's Board of Directors has adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

For the fiscal year and periods ended March 31, 1997, 1996, and 1995, the Portfolios paid brokerage fees as follows:



======================================================================================================================
                                                                                                      Percent of
                                                                                   Total Amount     Total Amount
                                                                                   of Brokerage     of Brokerage
                               Total Amount    Total Amount      Total Amount       Commissions      Commissions
                               of Brokerage    of Brokerage      of Brokerage       Paid to the      Paid to the
                                Commissions     Commissions       Commissions       Distributor      Distributor
Fund                           Paid in 1997    Paid in 1996      Paid in 1995         in 1997++        in 1997
----------------------------------------------------------------------------------------------------------------------
PBHG Growth                  $4,696,917       $1,546,204         $802,803           $262,068         6%
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Emerging Growth+        $408,039         $702,027           $101,2351          $107,839         26%
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Large Cap Growth        $138,111         $50,9072           *                  $6,768           5%
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Select Equity           $329,054         $204,4852          *                  $21,840          7%
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Core Growth             $306,218         $21,3343           *                  $17,609          6%
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Limited Fund            $80,6024         *                  *                  $23,147          29%
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Large Cap 20            $67,1225         *                  *                  $3,003           4%
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Large Cap Value         $40,1286         *                  *                  $428             1%
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Mid-Cap Value           *                *                  *                  *                *
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Small Cap Value         *                *                  *                  *                *
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG International           $110,586         $152,429           $87,6587           $0               0%
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Cash Reserves           $0               $02                *                  $0               0%
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Technology &            $646,233         $39,5598           *                  $24,434          4%
Communications
---------------------------- ---------------- ------------------ ------------------ ---------------- -----------------
PBHG Strategic Small         $162,6176        *                  *                  $1,516           9%
Company
======================================================================================================================



*  Not in operation during the period.
+ The PBHG Emerging Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Emerging Growth Fund on June 1, 1994. The PBHG Emerging Growth Fund retained the October 31 fiscal year of its predecessor only for fiscal 1994. The PBHG Emerging Growth Fund changed its fiscal year end to March 31 in 1995.
 ++ These commissions were paid to the Distributor in connection with repurchase agreement transactions.
1 For the period from June 3, 1994 through March 31, 1995.
2 For the period from April 5, 1995 (commencement of operations) through March
  31, 1996.
3 For the period from January 2, 1996 (commencement of operations) through March
  31, 1996.
4 For the period from July 1, 1996 (commencement of operations) through March
  31, 1997.
5 For the period from December 1, 1996 (commencement of operations) through
  March 31, 1997.
6 For the period from January 2, 1997 (commencement of operations) through March
  31, 1997.
7 For the period from June 14, 1994 (commencement of operations) through March
  31, 1995.
8 For the period from October 2, 1995 (commencement of operations) through March
  31, 1996.

Consistent with the Rules of Fair Practice of the NASD and subject to seeking best execution and such other policies as the Board of Directors may determine, the Adviser may consider sales of Fund shares as a factor in the selection of dealers to execute portfolio transactions for the Fund.

DESCRIPTION OF SHARES


The Fund is authorized to issue additional shares of each Portfolio and to create additional portfolios of the Fund. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

5% AND 25% SHAREHOLDERS


As of July 15, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios. The Fund believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients.

                       PBHG Core Growth Fund - PBHG Class

Charles Schwab & Co., Inc.                                21.14%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                         14.76%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

                     PBHG Emerging Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                                 22.05%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                         14.16%
P.O. Box 3909
Church Street Station
New York, New York  10008-3908

                          PBHG Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                                 22.91%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                          9.47%
P.O. 3908
Church Street Station
New York, New York  10008-3908

Fidelity Investments Institutional                         5.11%
Operations Co. as Agent for certain
Employee Benefit Plans
100 Magellan Way
Covington, KY 41015-1987

                        PBHG Growth Fund - Advisor Class


The Travelers Insurance Company                             41.97%
ATTN: Roger Ferland
1 Tower Square
Hartford, CT  06183-9001

Sisters of Mercy                                            11.59%
2300 Adeline Drive
Burlingame, CA  94010-5599

Fleet National Bank TTEE                                     5.85%
FBO Davies Medical Pen
ATTN:  00033733800
P.O. Box 92800
Rochester, NY  14692-8900

Fleet National Bank                                          5.10%
FBO Continental Homes
ATTN:  0004958770
P.O. Box 92800
Rochester, NY  14692-8900

Chase Manhattan Bank                                        20.81%
General Cable Savings Plan
Resource Plan
ATTN:  Mary Makebov
770 Broadwal, Fl. 10
New York, NY  10003-9522

                     PBHG Large Cap Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                                   24.74%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp                            16.35%
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

                         PBHG Limited Fund - PBHG Class


Charles Schwab & Co., Inc.                                   9.33%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

Northern Trust TR                                           10.77%
FBO J. Paul Getty Trust
P.O. Box 92956
Chicago, IL  60675-2956

                       PBHG Large Cap 20 Fund - PBHG Class

Charles Schwab & Co., Inc.                                  19.79%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                           12.42%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

                      PBHG Select Equity Fund - PBHG Class

Charles Schwab & Co. Inc.                                   19.79%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                           12.42%
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

                     PBHG Large Cap Value Fund - PBHG Class


CENCO                                                      52.51%
Mutual Fund Department
c/o Compass Bank
P.O. Box 10566
Birmingham, AL 35296-0001

                         PBHG Mid-Cap Value - PBHG Class

National Financial Services Corp.                          15.94%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908
Charles Schwab & Co, Inc.                                   6.49%

Charles Schwab & Co., Inc.                                 10.30%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

Donaldson Lufkin Jenrette                                  10.12%
Transfer Dept., 5th Floor
P.O. Box 2052
Jersey City, NJ  07303-2052

                        PBHG Small Cap Value - PBHG Class


National Financial Services Corp.                           17.08%
P.O. Box 3906
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.                                  13.33%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

Donaldson Lufkin & Jenrette                                 22.37%
Transfer Dept., 5th Floor
P.O. Box 2O52
Jersey City, NJ  07303-2052

                      PBHG International Fund - PBHG Class

Charles Schwab & Co., Inc.                                  12.39%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                            8.69%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

FTC & Co.                                                    5.85%
Attn: Datalynx #024
P.O. Box 173736
Denver, CO 80217-3736

                        PBHG Strategic Small Company Fund

Charles Schwab & Co., Inc.                                  16.88%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                           18.41%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

               PBHG Technology & Communications Fund - PBHG Class

Charles Schwab & Co., Inc.                                  28.77%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                           16.61%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

                      PBHG Cash Reserves Fund - PBHG Class

Harold J. Baxter &                                           6.11%
Christine E. Baxter JTTEN
1054 S. Leopard Road

Berwyn, PA  19312-2027
Pilgrim Baxter Partners II LP                               21.77%
1255 Drummers Lane, Suite 300
Wayne, PA  19087-1565


FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P. located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Fund. Coopers & Lybrand L.L.P. provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.

The audited financial statements for the fiscal year ended March 31, 1997 and the report of the independent accountants for that year are included in the Fund's Annual Report to Shareholders dated March 31, 1997. The Annual Report, except for pages one through ten thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by Coopers & Lybrand L.L.P. and have been included in the Prospectus and incorporated by reference into the Statement of Additional Information in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in auditing and accounting.

                            PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements:

         Part A - Prospectus:

         Financial Highlights

         Part B - Statement of Additional Information:

         Statement of Net Assets as of March 31, 1997 Statements of Operations for the period ended March 31, 1997 Statements of Charges in Net Assets for the period ended March 31, 1997 Financial Highlights for the fiscal year or period ended March 31, 1997 Notes to Financial Statements as of March 31, 1997


         The Fund's audited financial statements are incorporated by reference into the Fund's Statement of Additional Information under "Financial Information."

(b)      Exhibits:

         1(a)       Certificate of Incorporation1
         1(b)       Certificate of Amendment dated October 28, 19852
         1(c)       Certificate of Amendment to Certificate of Incorporation3
         1(d)       Agreement and Articles of Merger of PBHG Growth Fund, Inc.,
                    a Maryland corporation5
         1(e)       Articles of Incorporation of The PBHG Funds, Inc.5
         1(f)       Articles of Amendment to the Articles of Incorporation of
                    The PBHG Funds, Inc., dated November 12, 19936
         1(g)       Articles of Amendment to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated May 5, 19947
         1(h)       Articles of Amendment of the Articles of Incorporation of
                    The PBHG Funds, Inc. dated December 28, 199512
         1(i)       Articles of Amendment to the Articles of Incorporation of
                    the PBHG Funds, Inc. dated June 30, 1997
         1(j)       Articles Supplementary to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated May 25, 19947
         1(k)       Articles Supplementary to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated December 5, 19948
         1(l)       Articles Supplementary to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated December 9, 19948
         1(m)       Articles Supplementary to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated August 21, 199516
         1(n)       Articles Supplementary to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated December 28, 199512
         1(o)       Articles Supplementary to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated December 28, 199512

         1(p)       Articles Supplementary to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated May 20, 199613
         1(q)       Articles Supplementary to the Articles of Incorporation of
                    THE PBHG Funds, Inc. dated July 1, 199613
         1(r)       Articles Supplementary to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated September 6, 199613
         1(s)       Articles Supplementary to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated October 2, 199614
         1(t)       Articles Supplementary to the Articles of Incorporation of
                    The PBHG Funds, Inc. dated January 31, 199715
         2          By-Laws5
         3          Voting trust agreement - none
         4          Specimen Common Stock Certificate1
         5(a)       Investment Advisory Agreement dated April 28, 1995 and
                    Schedule A dated April 1, 199716
         5(b)       Investment Sub-Advisory Agreement between and among The PBHG
                    Funds, Inc., on behalf of the PBHG Cash Reserves Fund,
                    Pilgrim Baxter & Associates, Ltd. and Wellington Management
                    Company dated April 4, 199512
         5(c)       Investment Sub-Advisory Agreement between and among The PBHG
                    Funds, Inc., on behalf of the International Fund, Pilgrim
                    Baxter & Associates, Ltd. and Murray Johnstone International
                    Limited dated June 30, 199512
         5(d)(1)    Investment Sub-Advisory Agreement between and among The PBHG
                    Funds, Inc., on behalf of PBHG Large Cap Value Fund, Pilgrim
                    Baxter & Associates, Ltd. and Newbold's Asset Management,
                    Inc. dated December 16, 1996 (as revised effective May 1,
                    1997)16
         5(d)(2)    Investment Sub-Advisory Agreement between and among The PBHG
                    Funds, Inc., on behalf of PBHG Strategic Small Company Fund,
                    Pilgrim Baxter & Associates, Ltd. and Newbold's Asset
                    Management, Inc. dated December 16, 199616
         5(d)(3)    Investment Sub-Advisory Agreement between and among The PBHG
                    Funds, Inc., on behalf of PBHG Mid-Cap Value Fund, Pilgrim
                    Baxter & Associates, Ltd. and Newbold's Asset Management,
                    Inc. dated April 1, 199716
         5(d)(4)    Investment Sub-Advisory Agreement between and among The PBHG
                    Funds, Inc., on behalf of PBHG Small Cap Value Fund, Pilgrim
                    Baxter & Associates, Ltd. and Newbold's Asset Management,
                    Inc. dated April 1, 199716
         6(a)       Distribution Agreement between The PBHG Funds, Inc. and SEI
                    Financial Services Company dated July 1, 1996 and Schedule A dated April 1, 199716
         6(b)       Form of Selling Group Agreement4
         7          Bonus, profit sharing or pension plans - none
         8(a)       Custodian Agreement between The PBHG Funds, Inc., on behalf of the International Fund, and The Northern Trust Company16
         8(b)       Custodian Agreement between The PBHG Funds, Inc. and
                    CoreStates Bank, N.A. and Schedule A dated April 1, 199716

         9(a)       Transfer Agency Agreement between Registrant and Supervised
                    Service Company dated December 16, 19936
         9(b)       Administrative Services Agreement between The PBHG Funds,
                    Inc. and PBHG Fund Services dated July 1, 1996 and Exhibit A dated April 1, 199716
         9(c)       Sub-Administrative Services Agreement between The PBHG
                    Funds, Inc. and SEI Fund Resources dated July 1, 1996 and
                    Schedule A dated April 1, 199716
         9(d)(1)    Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Core Growth Fund and Pilgrim Baxter &
                    Associates, Ltd. dated September 24, 199614
         9(d)(2)    Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Limited Fund and Pilgrim Baxter & Associates,
                    Ltd. dated September 24, 199614
         9(d)(3)    Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Large Cap 20 Fund and Pilgrim Baxter &
                    Associates, Ltd. dated November 24, 199615
         9(d)(4)    Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Large Cap Value Fund and Pilgrim Baxter &
                    Associates, Ltd. dated December 16, 199615
         9(d)(5)    Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Strategic Small Company Fund and Pilgrim
                    Baxter & Associates, Ltd. dated December 16, 199615
         9(d)(6)    Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG International Fund and Pilgrim Baxter &
                    Associates, Ltd. dated March 6, 199716
         9(d)(7)    Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Mid-Cap Value Fund and Pilgrim Baxter &
                    Associates, Ltd. dated April 1, 199716
         9(d)(8)    Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Small Cap Value Fund and Pilgrim Baxter &
                    Associates, Ltd. dated April 1, 199716
         9(d)(9)    Form of Expense Limitation Agreement between The PBHG Funds,
                    Inc. on behalf of each Portfolio with respect to its Advisor
                    Class shares
         10(a)      Opinion of Counsel5
         10(b)(1)   Consent of Counsel
         10(b)(2)   Opinion of Counsel with respect to the legality of the
                    shares of the PBHG Core Growth Fund12
         10(c)      Opinion of Counsel with respect to the legality of the
                    shares of the PBHG Limited Fund12
         10(d)      Opinion of Counsel with respect to the legality of the
                    shares of the PBHG Large Cap 20 Fund13
         10(e)      Opinion of Counsel with respect to the legality of the
                    shares of the PBHG Large Cap Value Fund, PBHG Mid-Cap Value
                    Fund and PBHG Strategic Small Company Fund14
         10(f)      Opinion of Counsel with respect to the legality of the
                    shares of the PBHG Small Cap Value Fund15
         11(a)      Consent of Arthur Andersen, L.L.P.

         11(b)      Consent of Coopers & Lybrand, L.L.P.
         12         Financial Statements omitted from Part B - none
         13         Letter from Philadelphia Life Insurance Company to the
                    Registrant with respect to the initial capitalization of the
                    Registrant2
         14(a)      Southwestern Life Insurance Company Defined Benefit Pension
                    Plan and Trust1
         14(b)      Adoption Agreement for Southwestern Life Insurance Company
                    Standardized Integrated Defined Benefit Pension Plan and
                    Trust (with Pairing Provisions)1
         14(c)      Adoption Agreement for Southwestern Life Insurance Company
                    Standardized Non-Integrated Defined Benefit Pension Plan and
                    Trust (with Pairing Provisions)1
         14(d)      Adoption Agreement for Southwestern Life Insurance Company
                    Non-Standardized Integrated Defined Benefit Pension Plan and
                    Trust1
         14(e)      Adoption Agreement for Southwestern Life Insurance
                    Company Non-Standardized Non-Integrated Defined
                    Benefit Pension Plan and Trust1
         14(f)      Southwestern Life Insurance Company Combination
                    Profit Sharing-Money Purchase Plan and Trust1
         14(g)      Adoption Agreement for Southwestern Life Insurance
                    Company Standardized Money Purchase Plan and Trust
                    (with Pairing Provisions)1
         14(h)      Adoption Agreement for Southwestern Life Insurance
                    Company Standardized Profit Sharing Plan and Trust
                    (with Pairing Provisions)1
         14(i)      Adoption Agreement for Southwestern Life Insurance
                    Company Non-Standardized Money Purchase Plan and
                    Trust1
         14(j)      Adoption Agreement for Southwestern Life Insurance
                    Company Non-Standardized Profit Sharing Plan and
                    Trust1
         14(k)      Form 5305, Simplified Employee Pension-Individual
                    Retirement Accounts Contribution Agreement1
         14(l)      Form 5305-A, Individual Retirement Custodial Account1
         14(m)      Southwestern Life Insurance Company Tax Deferred
                    Annuity Program Custodial Agreement1
         14(n)      Amendment to Application for Investment Plans under a
                    403(b)(7) Plan9
         15         Plan pursuant to Rule 12b-1 with respect to Advisor
                    Class shares10
         16         Schedule for computation of Performance Quotation
                    provided in the Registration Statement
         18         Rule 18f-3 Multiple Class Plan dated November 20,
                    1995 and Schedule A dated April 1, 199716
         19         Representation of Ballard Spahr Andrews & Ingersoll
                    pursuant to Rule 485(b) under the Securities Act of 1933.
         24(a)      Power of Attorney11
         24(b)      Power of Attorney13
         27         Financial Data Schedule

--------------

   1 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   2 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   3 Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   4 Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   5 Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   6 Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   7 Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   8 Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   9 Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   10 Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   11 Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   12 Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   13 Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   14 Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   15 Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

   16 Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

Item 25. Persons Controlled by or under Common Control with Registrant

There are no persons that are controlled by or under common control with the Registrant.

Item 26. Number of Holders of Securities


         As of May 31, 1997:

         Title of Class                              Number of Record Holders

PBHG Class

PBHG Core Growth Fund                                          41,759
PBHG Emerging Growth Fund                                     106,532
PBHG Growth Fund                                              290,149
PBHG Large Cap Growth Fund                                     15,152
PBHG Large Cap 20 Fund                                          9,824
PBHG Limited Fund                                              13,383
PBHG Select Equity Fund                                        38,555
PBHG Mid-Cap Value Fund                                           392
PBHG Large Cap Value Fund                                       3,868
PBHG Small Cap Value Fund                                         574
PBHG International Fund                                         6,135
PBHG Strategic Small Company Fund                               7,085
PBHG Technology & Communications Fund                          45,019
PBHG Cash Reserves Fund                                        27,281

Advisor Class

PBHG Growth Fund                                                   23


Item 27. Indemnification

         The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as amended ("1940 Act"). The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         The By-Laws of the Registrant include the following:


                                   ARTICLE VI

                                 Indemnification

                  "The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by
                  (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions nor such further indemnification arrangement as may be permitted by law."

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the 1940 Act, as amended, and Release No. IC-11330 issued thereunder.

Item 28. Business and Other Connections of the Investment Adviser:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:



Name and Position with
Pilgrim  Baxter  &                                                                     Connection with Other
Associates, Ltd.                              Name of Other Company                            Company
----------------                              ---------------------                    ---------------------

 Harold J. Baxter                                PBHG Fund Services                          Trustee
 Director, Chairman & Chief Executive
 Officer                                United Asset Management Corporation             Member, Board of
                                                                                            Directors
                                          Newbold's Asset Management, Inc.
                                                                                     Chief Executive Officer

 Gary L. Pilgrim                                 PBHG Fund Services                          Trustee
 Director, President,
 Treasurer & Chief Investment Officer

 Brian F. Bereznak                               PBHG Fund Services                   President and Trustee
 Chief Operating Officer
 (from 1989 through 1996)

 Eric C. Schneider                        Newbold's Asset Management, Inc.           Chief Financial Officer
 Chief Financial Officer

 Harold J. Baxter                        Pilgrim Baxter & Associates, Ltd.         Director, Chairman & Chief
 Chief Executive Officer                                                                Executive Officer
                                                 PBHG Fund Services
                                        United Asset Management Corporation                  Trustee

                                                                                        Member, Board of



Name and Position with
Pilgrim  Baxter  &                                                                   Connection with Other
Associates, Ltd.                              Name of Other Company                         Company
----------------                              ---------------------                  ---------------------


                                                                                           Directors
 Brian F. Bereznak                       Pilgrim Baxter & Associates, Ltd.           Chief Operating Officer
 Director                                                                           (from 1989 through 1996)
                                                 PBHG Fund Services
                                                                                      President and Trustee
 Gary L. Pilgrim                                  Pilgrim Baxter &              Director, President, Treasurer &
 Director                                         Associates, Ltd.                  Chief Investment Officer

                                                 PBHG Fund Services                          Trustee
 Timothy M. Havens                                      None                                  None
 Chairman

 James Farrell                                 Farrell Seiwell, Inc.                        President
 Chief Investment Officer

 David W. Jennings                       Pilgrim Baxter & Associates, Ltd.         Director of Client Service
 President & Chief
 Operating Officer

 Eric C. Schneider                       Pilgrim Baxter & Associates, Ltd.           Chief Financial Officer
 Chief Financial Officer



         The list required by this Item 28 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File No. 801-34926).

         The list required by this Item 28 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

Item 29. Principal Underwriters

                  (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

                  Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:


SEI Daily Income Trust                                      July 15, 1982
SEI Liquid Asset Trust                                      November 29, 1982
SEI Tax Exempt Trust                                        December 3, 1982
SEI Index Funds                                             July 10, 1985
SEI Institutional Managed Trust                             January 22, 1987
SEI International Trust                                     August 30, 1988
Stepstone Funds                                             January 30, 1991
The Advisors' Inner Circle Fund                             November 14, 1991
The Pillar Funds                                            February 28, 1992
CUFund                                                      May 1, 1992
STI Classic Funds                                           May 29, 1992
CoreFunds, Inc.                                             October 30, 1992
First American Funds, Inc.                                  November 1, 1992
First American Investment Funds, Inc.                       November 1, 1992
The Arbor Fund                                              January 28, 1993
1784 Funds (R)                                              June 1, 1993
MarquisSM Funds                                             August 17, 1993
Morgan Grenfell Investment Trust                            January 3, 1994
The Achievement Funds Trust                                 December 27, 1994
Bishop Street Funds                                         January 27, 1995
CrestFunds, Inc.                                            March 1, 1995
STI Classic Variable Trust                                  August 18, 1995
Ark Funds                                                   November 1, 1995
Monitor Funds                                               January 11, 1996
FMB Funds, Inc.                                             March 1, 1996

SEI Asset Allocation Trust                                  April 1, 1996
Turner Funds                                                April 28, 1996
SEI Institutional Investments Trust                         June 14, 1996
First American Strategy Funds, Inc.                         October 1, 1996
High Mark Funds                                             February 15, 1997
Armada Funds                                                March 8, 1997


SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                  (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.


Name and Principal                                                                                 Position and Offices
Business Address                         Position and Office with Underwriter                        with Registrant
----------------                         ------------------------------------                      --------------------
Alfred P. West, Jr.                      Director, Chairman & Chief Executive Officer                       -
Henry H. Greer                           Director, President & Chief Operating Officer                      -
Carmen V. Romeo                          Director, Executive Vice President & Treasurer                     -
Gilbert L. Beebower                      Executive Vice President                                           -
Richard B. Lieb                          Executive Vice President, President - Investment                   -
                                         Services Division
Leo J. Dolan, Jr.                        Senior Vice President                                              -
Carl A. Guarino                          Senior Vice President                                              -
Jerome Hickey                            Senior Vice President                                              -
Larry Hutchinson                         Senior Vice President
David G. Lee                             Senior Vice President                                              -
Steven Kramer                            Senior Vice President                                              -
William Madden                           Senior Vice President                                              -
Jack May                                 Senior Vice President
A. Keith McDowell                        Senior Vice President                                              -
Dennis J. McGonigle                      Senior Vice President                                              -
Hartland J. McKeown                      Senior Vice President                                              -
Barbara J. Moore                         Senior Vice President                                              -
James V. Morris                          Senior Vice President                                              -
Steven Onofrio                           Senior Vice President                                              -
Kevin P. Robins                          Senior Vice President, General Counsel & Secretary       Vice President &
                                                                                                  Assistant Secretary

                                      C-11


Name and Principal                                                                                 Position and Offices
Business Address                         Position and Office with Underwriter                        with Registrant
----------------                         ------------------------------------                      --------------------
Robert Wagner                            Senior Vice President                                              -
Patrick K. Walsh                         Senior Vice President                                              -
Kenneth Zimmer                           Senior Vice President                                              -
Marc H. Cahn                             Vice President & Assistant Secretary
Robert Crudup                            Vice President & Managing Director                                 -
Vic Galef                                Vice President & Managing Director                                 -
Kim Kirk                                 Vice President & Managing Director                                 -
John Krzeminski                          Vice President & Managing Director                                 -
Carolyn McLaurin                         Vice President &Managing Director                                  -
Donald Pepin                             Vice President & Managing Director                                 -
Mark Samuels                             Vice President & Managing Director                                 -
Wayne M. Withrow                         Vice President & Managing Director                                 -
Mick Duncan                              Vice President & Team Leader                                       -
Vicki Malloy                             Vice President & Team Leader                                       -
Robert Aller                             Vice President                                                     -
Gordon W. Carpenter                      Vice President                                                     -
Todd Cipperman                           Vice President & Assistant Secretary                               -
Ed Daly                                  Vice President                                                     -
Jeff Drennen                             Vice President                                                     -
Kathy Heilig                             Vice President                                                     -
Michael Kantor                           Vice President                                                     -
Samuel King                              Vice President                                                     -
Donald H. Korytowski                     Vice President                                                     -
Robert S. Ludwig                         Vice President & Team Leader                                       -
W. Kelso Morrill                         Vice President                                                     -
Barbara A. Nugent                        Vice President & Assistant Secretary                     Vice President &
                                                                                                  Assistant Secretary
Sandra K. Orlow                          Vice President & Assistant Secretary                     Vice President &
                                                                                                  Assistant Secretary
Larry Pokora                             Vice President                                                     -
Kim Rainey                               Vice President                                                     -
Paul Sachs                               Vice President                                                     -
Steve Smith                              Vice President                                                     -
Daniel Spaventa                          Vice President                                                     -
Kathryn L. Stanton                       Vice President & Assistant Secretary                     Vice President &
                                                                                                  Assistant Secretary
William Zawaski                          Vice President                                                     -
James Dougherty                          Director of Brokerage Services                                     -



         c.  None.

Item 30. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         CoreStates Bank, N.A.                 The Northern Trust Company
         Broad and Chestnut Streets            50 South LaSalle Street
         P.O. Box 7618                         Chicago, IL 60675
         Philadelphia, PA 19101

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

         SEI Fund Resources
         One Freedom Valley Road
         Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

         Pilgrim Baxter & Associates, Ltd.     Murray Johnstone
         1255 Drummers Lane, Suite 300         International Limited
         Wayne, PA  19087                      11 West Nile Street
                                               Glasgow, Scotland G12PX

         Wellington Management Company, LLP    Newbold's Asset Management, Inc.
         75 State Street                       950 Haverford Road
         Boston, MA 02109                      Bryn Mawr, PA 19010

Item 31. Management Services:  None.

Item 32. Undertakings

             Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Fund, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

             Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

             Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge. Registrant undertakes to file a post-effective amendment, including financial statements, which need not be audited, within 4-6 months from the later of the commencement of operations of the PBHG Small Cap Value Fund and PBHG Mid-Cap Value Fund of the Registrant or the effective date of Post-Effective Amendment Nos. 27 and 29 to the Registrant's 1933 Act Registration Statement.

                                   Signatures


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this filing meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 31 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 18th day of July, 1997.


                                  THE PBHG FUNDS, INC.

                                           Registrant

                                  By: /s/ Harold J. Baxter
                                     ------------------------------------------
                                           Harold J. Baxter
                                           Chairman and Chief Executive Officer
ATTEST:


/s/ Brian F. Bereznak
---------------------------------
Brian F. Bereznak, Vice President
and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Harold J. Baxter              Chairman and Chief
------------------------          Executive Officer,
Harold J. Baxter                  and Director                   July 18, 1997

       *                          Director                       -------------
------------------------
John R. Bartholdson

       *                          Director                       -------------
------------------------
Jettie M. Edwards

       *                          Director                       -------------
------------------------
Albert A. Miller

       *                          Chief Financial
------------------------          Officer and Controller         --------------
Stephen G. Meyer

* By: /s/ Harold J. Baxter                                       July 18, 1997
    ---------------------
      Harold J. Baxter
      (Attorney-in-Fact)

                                  EXHIBIT LIST

         Exhibit Number   Description
         --------------   -----------

         1(i) Articles of Amendment to The Articles of Incorporation of The PBHG Funds, Inc. dated June 30, 1997.

         9(d)(9) Form of Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of each Portfolio with respect to its Advisor Class Shares.

         10(b)(1)         Consent of Counsel

         11(a)            Consent of Arthur Andersen LLP

         11(b)            Consent of Coopers & Lybrand L.L.P.

         19 Representation of Ballard Spahr Andrews & Ingersoll pursuant to Rule 485(b) under Securities Act of 1933.

         27               Financial Data Schedules